UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4707

Fidelity Advisor Series II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Strategic Income Fund

March 31, 2016

SI-QTLY-0516
1.799881.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 44.8%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$906	$439
Nonconvertible Bonds - 44.8%
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.5%
Affinia Group, Inc. 7.75% 5/1/21		1,015	1,045
Dana Holding Corp.:
5.375% 9/15/21		3,475	3,458
6% 9/15/23		3,475	3,423
Exide Technologies 11% 4/30/20 pay-in-kind		870	667
International Automotive Components Group SA 9.125% 6/1/18 (b)		5,245	4,721
Lear Corp. 4.75% 1/15/23		6,305	6,478
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (b)(c)		2,965	3,102
6.75% 11/15/22 pay-in-kind (b)(c)		3,940	4,300
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		7,319	7,520
Tenneco, Inc. 6.875% 12/15/20		6,205	6,422
Tupy Overseas SA 6.625% 7/17/24 (b)		1,625	1,511
			42,647
Automobiles - 0.0%
General Motors Financial Co., Inc. 4.25% 5/15/23		2,145	2,158
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)		1,500	1,545
LKQ Corp. 4.75% 5/15/23		1,090	1,060
			2,605
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 10% 9/1/19 (b)(c)		23,025	16,923
Hotels, Restaurants & Leisure - 1.0%
24 Hour Holdings III LLC 8% 6/1/22 (b)		1,760	1,430
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (b)	BRL	17,370	4,493
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		28,800	22,522
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,539
FelCor Lodging LP:
5.625% 3/1/23		4,185	4,269
6% 6/1/25		8,495	8,771
Landry's Acquisition Co. 9.375% 5/1/20 (b)		905	950
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		4,280	4,152
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (b)(c)		849	849
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (b)		1,135	1,101
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20		4,655	4,557
11% 10/1/21		12,720	10,939
Playa Resorts Holding BV 8% 8/15/20 (b)		4,750	4,691
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21		4,360	4,469
Six Flags Entertainment Corp. 5.25% 1/15/21 (b)		7,515	7,722
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (b)(d)		390	0
			82,454
Household Durables - 1.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		3,165	2,801
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		2,595	2,478
Calatlantic Group, Inc.:
8.375% 5/15/18		2,255	2,509
8.375% 1/15/21		4,340	5,045
D.R. Horton, Inc.:
4.375% 9/15/22		5,495	5,509
4.75% 2/15/23		3,865	3,923
5.75% 8/15/23		2,155	2,327
Lennar Corp. 4.5% 11/15/19		3,345	3,479
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		24,830	25,482
6.875% 2/15/21		6,200	6,417
8.25% 2/15/21 (c)		6,920	7,093
9% 4/15/19		6,400	6,480
9.875% 8/15/19		1,223	1,267
Springs Industries, Inc. 6.25% 6/1/21		1,475	1,482
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		3,265	3,134
Tempur Sealy International, Inc. 6.875% 12/15/20		2,010	2,121
Toll Brothers Finance Corp.:
4.375% 4/15/23		10,429	10,194
5.625% 1/15/24		1,240	1,277
5.875% 2/15/22		5,640	6,021
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,545	2,526
5.875% 6/15/24		6,140	6,102
William Lyon Homes, Inc. 8.5% 11/15/20		2,235	2,293
			109,960
Internet & Catalog Retail - 0.4%
Netflix, Inc.:
5.375% 2/1/21 (b)		4,010	4,185
5.75% 3/1/24		4,405	4,647
5.875% 2/15/25		10,170	10,704
Priceline Group, Inc. 1.8% 3/3/27	EUR	6,900	7,296
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23		4,435	4,427
			31,259
Media - 3.9%
Altice SA:
5.375% 7/15/23 (b)		7,415	7,614
7.625% 2/15/25 (b)		11,379	10,895
7.75% 5/15/22 (b)		26,350	25,931
AMC Entertainment, Inc. 5.75% 6/15/25		6,450	6,595
AMC Networks, Inc. 4.75% 12/15/22		3,080	3,088
British Sky Broadcasting Group PLC:
1.5% 9/15/21 (Reg. S)	EUR	2,550	2,972
1.875% 11/24/23 (Reg. S)	EUR	3,620	4,245
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		980	1,005
5.625% 2/15/24		1,060	1,104
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,770	6,905
5.125% 5/1/23 (b)		5,425	5,520
5.375% 5/1/25 (b)		5,425	5,520
5.75% 9/1/23		670	695
5.75% 1/15/24		4,245	4,420
6.625% 1/31/22		3,480	3,663
CCOH Safari LLC 5.75% 2/15/26 (b)		7,390	7,649
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,875	4,916
5.125% 12/15/22		1,470	1,505
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (c)		4,998	1,108
Columbus International, Inc. 7.375% 3/30/21 (b)		2,680	2,854
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (b)		2,245	2,267
Gannett Co., Inc.:
4.875% 9/15/21 (b)		3,210	3,306
5.5% 9/15/24 (b)		3,210	3,306
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		5,105	4,569
4.875% 4/11/22 (b)		1,875	1,786
Grupo Televisa SA de CV:
4.625% 1/30/26		860	907
6.125% 1/31/46		1,460	1,548
6.625% 3/18/25		2,250	2,684
Liberty Media Corp.:
8.25% 2/1/30		4,120	4,223
8.5% 7/15/29		8,920	9,232
Livent, Inc. yankee 9.375% 10/15/04 (d)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (c)		14,840	16,101
MDC Partners, Inc.:
6.5% 5/1/24 (b)		4,260	4,351
6.75% 4/1/20 (b)		5,465	5,649
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		8,960	8,915
Myriad International Holding BV 5.5% 7/21/25 (b)		4,085	4,105
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		2,335	2,393
Numericable Group SA:
4.875% 5/15/19 (b)		6,705	6,671
6% 5/15/22 (b)		36,670	35,753
6.25% 5/15/24 (b)		34,853	33,790
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,890
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		2,660	2,660
Sinclair Television Group, Inc. 5.375% 4/1/21		4,940	5,094
Sirius XM Radio, Inc.:
4.25% 5/15/20 (b)		5,800	5,894
4.625% 5/15/23 (b)		2,450	2,410
5.25% 8/15/22 (b)		6,945	7,310
5.375% 4/15/25 (b)		4,685	4,767
SKY PLC 2.5% 9/15/26 (Reg. S)	EUR	1,104	1,327
Starz LLC/Starz Finance Corp. 5% 9/15/19		4,305	4,391
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		7,915	5,066
7.625% 9/18/20 (Reg S.)		810	474
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		5,540	5,679
VTR Finance BV 6.875% 1/15/24 (b)		5,775	5,631
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (b)(c)		998	954
WMG Acquisition Corp. 5.625% 4/15/22 (b)		955	974
			320,281
Specialty Retail - 0.3%
CST Brands, Inc. 5% 5/1/23		1,320	1,337
L Brands, Inc.:
5.625% 10/15/23		4,625	5,076
6.875% 11/1/35		4,825	5,236
L Brands, Inc. 5.625% 2/15/22		6,880	7,495
Sally Holdings LLC 5.625% 12/1/25		3,770	4,015
Sonic Automotive, Inc. 5% 5/15/23		800	788
			23,947
Textiles, Apparel & Luxury Goods - 0.2%
PVH Corp. 4.5% 12/15/22		10,925	11,198
TOTAL CONSUMER DISCRETIONARY			643,432
CONSUMER STAPLES - 2.2%
Beverages - 0.3%
Anheuser-Busch InBev SA NV:
0.875% 3/17/22 (Reg. S)	EUR	4,100	4,711
1.5% 3/17/25 (Reg. S)	EUR	6,700	7,817
2% 3/17/28 (Reg. S)	EUR	3,050	3,616
2.75% 3/17/36 (Reg. S)	EUR	1,450	1,755
Constellation Brands, Inc.:
3.875% 11/15/19		3,190	3,346
4.75% 11/15/24		4,475	4,665
			25,910
Food & Staples Retailing - 0.6%
Albertsons, Inc.:
7.45% 8/1/29		480	436
8% 5/1/31		1,410	1,332
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)		5,950	4,529
9.25% 2/15/19 (b)		9,545	9,115
ESAL GmbH 6.25% 2/5/23 (b)		13,590	11,942
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)		1,265	1,075
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		4,600	4,640
Rite Aid Corp. 6.125% 4/1/23 (b)		8,710	9,233
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (b)		1,465	1,535
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		4,305	3,982
			47,819
Food Products - 0.9%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,285
Barry Callebaut Services NV 5.5% 6/15/23 (b)		5,915	6,158
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)		5,550	5,758
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		2,200	2,333
JBS Investments GmbH 7.25% 4/3/24 (b)		14,755	13,538
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		7,650	6,694
5.875% 7/15/24 (b)		2,350	2,121
7.25% 6/1/21 (b)		2,960	2,948
8.25% 2/1/20 (b)		3,315	3,398
MHP SA 8.25% 4/2/20 (b)		2,255	1,979
Mondelez International, Inc. 2.375% 3/6/35	EUR	3,100	3,427
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		5,450	5,470
Post Holdings, Inc.:
6% 12/15/22 (b)		2,340	2,410
7.375% 2/15/22		2,500	2,644
7.75% 3/15/24 (b)		3,430	3,764
8% 7/15/25 (b)		1,715	1,904
Sigma Alimentos SA de CV 6.875% 12/16/19 (b)		1,940	2,192
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,697
			73,720
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		2,800	2,814
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25		4,470	4,749
6.375% 11/15/20		1,415	1,490
6.625% 11/15/22		1,675	1,811
			10,864
Personal Products - 0.3%
First Quality Finance Co., Inc. 4.625% 5/15/21 (b)		1,235	1,192
Revlon Consumer Products Corp. 5.75% 2/15/21		18,693	19,207
			20,399
TOTAL CONSUMER STAPLES			178,712
ENERGY - 5.6%
Energy Equipment & Services - 0.3%
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		3,100	2,162
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		3,200	2,304
Forbes Energy Services Ltd. 9% 6/15/19		3,755	1,558
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,850	5,031
Gulfmark Offshore, Inc. 6.375% 3/15/22		145	71
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		3,120	1,888
MPLX LP 5.5% 2/15/23 (b)		3,215	3,112
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,185	2,187
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,400	1,229
Summit Midstream Holdings LLC 7.5% 7/1/21		2,035	1,587
Trinidad Drilling Ltd. 7.875% 1/15/19 (b)		1,615	1,233
Unit Corp. 6.625% 5/15/21		875	440
			22,802
Oil, Gas & Consumable Fuels - 5.3%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		7,005	6,082
4.875% 3/15/24		2,630	2,295
Afren PLC:
6.625% 12/9/20 (b)(d)		5,104	10
10.25% 4/8/19 (Reg. S) (d)		6,109	12
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		5,500	5,899
Antero Resources Corp.:
5.125% 12/1/22		305	277
5.625% 6/1/23 (Reg. S)		4,216	3,879
Antero Resources Finance Corp. 5.375% 11/1/21		2,120	1,961
BP Capital Markets PLC 1.373% 3/3/22 (Reg. S)	EUR	2,750	3,215
Carrizo Oil & Gas, Inc.:
6.25% 4/15/23		2,860	2,520
7.5% 9/15/20		1,900	1,772
Chaparral Energy, Inc. 9.875% 10/1/20		1,620	304
Chesapeake Energy Corp. 8% 12/15/22 (b)		4,205	2,060
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,350	1,310
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		6,670	5,236
6.125% 3/1/22		7,890	5,918
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		9,690	8,576
Denbury Resources, Inc.:
4.625% 7/15/23		1,180	493
5.5% 5/1/22		1,763	793
6.375% 8/15/21		3,140	1,476
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	718
EDC Finance Ltd. 4.875% 4/17/20 (b)		11,090	10,381
Empresa Nacional de Petroleo 4.75% 12/6/21 (b)		925	968
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		4,190	3,918
Energy Transfer Equity LP 5.5% 6/1/27		6,395	5,132
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22		425	198
9.375% 5/1/20		3,705	1,869
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,705	926
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,160
Georgian Oil & Gas Corp. 6.875% 5/16/17 (b)		4,155	4,157
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,030	767
7% 6/15/23		4,305	3,207
Goodrich Petroleum Corp. 8.875% 3/15/18		1,471	70
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (b)		3,765	3,906
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		4,000	3,370
5.75% 10/1/25 (b)		4,310	3,707
7.625% 4/15/21 (b)		4,325	4,120
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,875	4,826
Indo Energy Finance BV 7% 5/7/18 (b)		1,175	729
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		9,915	5,255
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		3,030	2,545
7.875% 8/1/21 (b)		825	693
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		5,910	5,024
MPLX LP 4.875% 12/1/24 (b)		6,560	6,056
Newfield Exploration Co.:
5.375% 1/1/26		3,608	3,283
5.625% 7/1/24		740	694
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,245	2,200
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		6,210	4,906
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)		18,279	3,107
Pan American Energy LLC 7.875% 5/7/21 (b)		4,045	4,013
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23 (b)		7,813	7,413
8.25% 2/15/20		9,325	9,651
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		3,235	3,017
Pemex Project Funding Master Trust:
6.625% 6/15/35		11,135	10,690
8.625% 12/1/23 (c)		500	585
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)		9,160	412
Petrobras Global Finance BV:
2.762% 1/15/19 (c)		9,725	7,903
3% 1/15/19		12,240	10,519
6.25% 3/17/24		3,950	3,159
7.25% 3/17/44		2,190	1,637
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		8,750	7,602
5.875% 3/1/18		11,695	11,225
6.875% 1/20/40		12,520	9,014
Petroleos de Venezuela SA:
5.375% 4/12/27		6,810	2,161
5.5% 4/12/37		2,200	699
6% 5/16/24 (b)		5,945	1,813
6% 11/15/26 (b)		4,985	1,538
8.5% 11/2/17 (b)		38,440	20,373
9.75% 5/17/35 (b)		8,810	3,348
12.75% 2/17/22 (b)		7,985	3,637
Petroleos Mexicanos:
3.5% 1/30/23		4,305	3,901
4.875% 1/18/24		3,685	3,612
5.5% 2/4/19 (b)		3,090	3,237
5.5% 1/21/21		2,445	2,537
5.5% 6/27/44		7,740	6,431
6.375% 2/4/21 (b)		2,185	2,330
6.375% 1/23/45		5,900	5,469
6.5% 6/2/41		11,940	11,242
6.625% (b)(e)		15,478	14,046
PT Pertamina Persero:
4.875% 5/3/22 (b)		1,990	2,021
5.25% 5/23/21 (b)		2,185	2,287
5.625% 5/20/43 (b)		750	661
6% 5/3/42 (b)		1,320	1,205
6.5% 5/27/41 (b)		6,280	6,125
QEP Resources, Inc. 5.25% 5/1/23		5,955	5,181
Range Resources Corp. 5% 3/15/23		9,130	7,738
Rice Energy, Inc.:
6.25% 5/1/22		7,770	6,760
7.25% 5/1/23		1,695	1,483
RSP Permian, Inc. 6.625% 10/1/22		1,785	1,758
SemGroup Corp. 7.5% 6/15/21		4,100	3,290
Sibur Securities Ltd. 3.914% 1/31/18 (b)		2,415	2,404
SM Energy Co. 5.625% 6/1/25		2,100	1,459
Southern Star Central Corp. 5.125% 7/15/22 (b)		2,570	2,364
Southwestern Energy Co. 4.1% 3/15/22		6,395	4,253
Sunoco LP/Sunoco Finance Corp. 6.375% 4/1/23 (b)		3,040	3,042
Teekay Corp.:
8.5% 1/15/20 (b)		4,190	2,891
8.5% 1/15/20		3,695	2,550
Teine Energy Ltd. 6.875% 9/30/22 (b)		4,615	4,107
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,055
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		555	549
9.625% 5/14/20 (b)		10,149	10,403
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		4,965	4,419
Western Refining, Inc. 6.25% 4/1/21		12,210	10,836
WPX Energy, Inc. 6% 1/15/22		7,035	5,136
YPF SA:
8.5% 3/23/21 (b)		1,480	1,482
8.5% 7/28/25 (b)		3,925	3,825
8.75% 4/4/24 (b)		10,865	10,756
8.875% 12/19/18 (b)		6,475	6,721
Zhaikmunai International BV 7.125% 11/13/19 (b)		10,055	7,971
			440,926
TOTAL ENERGY			463,728
FINANCIALS - 10.1%
Banks - 4.0%
Abbey National Treasury Services PLC 1.125% 3/10/25 (Reg. S)	EUR	900	979
ABN AMRO Bank NV 7.125% 7/6/22	EUR	5,250	7,508
Allied Irish Banks PLC 2.75% 4/16/19 (Reg. S)	EUR	4,425	5,291
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		2,329	2,396
Banco de Reservas de La Republ 7% 2/1/23 (b)		2,530	2,436
Banco Hipotecario SA 9.75% 11/30/20 (b)		2,135	2,274
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (b)		555	550
5.75% 9/26/23 (b)		1,135	1,094
6.369% 6/16/18 (b)		3,275	3,378
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	6,650	7,717
Bank of Ireland 1.25% 4/9/20	EUR	12,150	13,980
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		1,975	1,708
Barclays Bank PLC:
2.625% 11/11/25 (Reg. S) (c)	EUR	3,900	4,088
6.625% 3/30/22 (Reg. S)	EUR	5,200	6,991
BBVA Bancomer SA 7.25% 4/22/20 (b)		1,275	1,415
BBVA Colombia SA 4.875% 4/21/25 (b)		1,295	1,253
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		810	713
BNP Paribas SA 2.875% 10/1/26 (Reg. S)	EUR	3,500	3,986
BPCE SA 2.75% 11/30/27 (Reg. S) (c)	EUR	6,800	7,824
CIT Group, Inc.:
5% 8/15/22		8,305	8,404
5.375% 5/15/20		10,385	10,774
5.5% 2/15/19 (b)		10,070	10,417
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	3,700	4,315
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		3,275	3,433
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	137,400	2,068
Finansbank A/S 6.25% 4/30/19 (b)		2,245	2,355
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (b)		7,045	7,272
7.75% 7/5/17 (Reg. S)		1,100	1,135
GTB Finance BV 6% 11/8/18 (b)		9,915	9,110
HSBC Bank PLC 5% 3/20/23 (c)	GBP	9,056	13,473
HSBC Holdings PLC:
1.5% 3/15/22 (Reg. S)	EUR	4,550	5,210
2.5% 3/15/27 (Reg. S)	EUR	4,150	4,912
3.375% 1/10/24 (c)	EUR	600	701
HSBK BV 7.25% 5/3/17 (b)		7,545	7,655
Industrial Senior Trust 5.5% 11/1/22 (b)		575	551
ING Bank NV:
6.125% 5/29/23 (c)	EUR	10,945	13,644
6.875% 5/29/23 (c)	GBP	12,450	19,403
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		2,950	2,729
Intesa Sanpaolo SpA 1.125% 3/4/22	EUR	5,350	6,058
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		4,660	4,498
5.5% 8/6/22 (b)		3,700	3,664
6.2% 12/21/21 (Reg. S)		2,750	2,798
KBC Groep NV 1.875% 3/11/27 (Reg. S) (c)	EUR	9,700	10,771
Lloyds Bank PLC 6.5% 3/24/20	EUR	3,550	4,747
Nacional Financiera SNC 3.375% 11/5/20 (b)		3,180	3,204
National Westminster Bank PLC 6.5% 9/7/21	GBP	7,250	11,638
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		2,840	3,033
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	15,050	20,165
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	8,700	10,057
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	4,250	5,308
RSHB Capital SA 5.298% 12/27/17 (b)		2,915	2,964
SB Capital SA 5.5% 2/26/24 (b)(c)		6,065	5,511
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (b)		3,250	3,238
UniCredit SpA:
2% 3/4/23 (Reg. S)	EUR	8,250	9,515
6.95% 10/31/22 (Reg. S)	EUR	6,050	7,740
Yapi ve Kredi Bankasi A/S 8.5% 3/9/26 (b)		2,100	2,200
Zenith Bank PLC 6.25% 4/22/19 (b)		11,895	10,745
			330,996
Capital Markets - 0.4%
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	12,200	14,960
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	2,550	3,061
Morgan Stanley 5.375% 8/10/20	EUR	11,400	15,446
UBS Group Funding Ltd. 2.125% 3/4/24 (Reg. S)	EUR	3,000	3,465
			36,932
Consumer Finance - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		4,275	4,312
4.5% 5/15/21		8,055	8,231
4.625% 7/1/22		6,880	7,018
5% 10/1/21		2,110	2,184
Ally Financial, Inc.:
4.125% 2/13/22		8,795	8,641
4.625% 3/30/25		13,915	13,724
5.125% 9/30/24		20,806	21,274
8% 11/1/31		76,818	87,573
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		2,775	2,747
FCA Capital Ireland PLC 1.375% 4/17/20 (Reg. S)	EUR	12,200	13,965
Ford Credit Europe PLC 1.134% 2/10/22 (Reg. S)	EUR	7,000	7,840
General Motors Acceptance Corp. 8% 11/1/31		9,006	10,402
Navient Corp.:
5% 10/26/20		3,110	2,822
5.875% 10/25/24		6,710	5,687
SLM Corp.:
5.5% 1/25/23		22,735	19,325
7.25% 1/25/22		12,720	11,893
8% 3/25/20		7,185	7,149
			234,787
Diversified Financial Services - 1.2%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		3,180	2,306
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		7,260	6,970
5.875% 2/1/22		18,530	17,585
6% 8/1/20		25,690	24,984
MSCI, Inc.:
5.25% 11/15/24 (b)		2,735	2,824
5.75% 8/15/25 (b)		2,685	2,826
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	13,250	15,639
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		11,225	11,281
Springleaf Financial Corp. 7.75% 10/1/21		640	628
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		1,550	1,507
7.75% 1/27/18		2,845	2,885
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	6,400	7,395
			96,830
Insurance - 0.6%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		10,645	10,592
Assicurazioni Generali SpA 7.75% 12/12/42 (c)	EUR	5,100	6,971
Aviva PLC 3.375% 12/4/45 (Reg. S) (c)	EUR	4,350	4,461
Direct Line Insurance Group PLC 9.25% 4/27/42 (c)	GBP	5,970	10,266
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		9,770	9,623
HUB International Ltd. 9.25% 2/15/21 (b)		2,120	2,200
SCOR SE 3% 6/8/46 (Reg. S) (c)	EUR	4,200	4,677
			48,790
Real Estate Investment Trusts - 0.5%
Crown Castle International Corp. 5.25% 1/15/23		13,295	14,342
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		700	704
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		4,335	4,530
Omega Healthcare Investors, Inc. 5.875% 3/15/24		13,845	14,337
Prologis LP 3% 6/2/26	EUR	6,200	7,698
The GEO Group, Inc. 5.125% 4/1/23		1,910	1,857
			43,468
Real Estate Management & Development - 0.6%
CBRE Group, Inc.:
5% 3/15/23		9,605	9,823
5.25% 3/15/25		5,100	5,258
Deutsche Annington Finance BV:
1.625% 12/15/20 (Reg. S)	EUR	2,900	3,407
2.125% 7/9/22 (Reg. S)	EUR	2,924	3,542
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	5,600	6,042
Howard Hughes Corp. 6.875% 10/1/21 (b)		10,865	10,702
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		285	287
11.5% 7/20/20 (Reg. S)		15	16
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		2,120	2,123
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)		7,370	7,223
			48,423
TOTAL FINANCIALS			840,226
HEALTH CARE - 2.0%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		2,255	1,990
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (b)		1,935	2,032
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		2,125	2,199
Hologic, Inc. 5.25% 7/15/22 (b)		4,650	4,848
			9,079
Health Care Providers & Services - 1.5%
AmSurg Corp. 5.625% 7/15/22		4,130	4,254
HCA Holdings, Inc.:
4.75% 5/1/23		6,115	6,222
5.25% 4/15/25		13,180	13,575
5.25% 6/15/26		5,275	5,407
5.375% 2/1/25		8,650	8,745
5.875% 3/15/22		12,205	13,212
5.875% 5/1/23		7,155	7,504
5.875% 2/15/26		10,705	11,026
7.5% 2/15/22		12,110	13,715
HealthSouth Corp. 5.75% 11/1/24		9,180	9,299
InVentiv Health, Inc. 10% 8/15/18		905	897
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		4,215	4,328
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		3,340	3,427
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		2,445	2,396
Surgery Center Holdings, Inc. 8.875% 4/15/21 (b)		4,265	4,265
Tenet Healthcare Corp. 6.875% 11/15/31		11,540	9,304
Truven Health Analytics, Inc. 10.625% 6/1/20		4,285	4,570
Vizient, Inc. 10.375% 3/1/24 (b)		4,615	4,950
			127,096
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA 3.375% 1/30/23 (Reg. S)	EUR	3,250	3,672
Pharmaceuticals - 0.3%
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		8,635	8,419
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (b)		19,615	15,373
6.75% 8/15/21 (b)		3,235	2,637
			26,429
TOTAL HEALTH CARE			168,266
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.3%
GenCorp, Inc. 7.125% 3/15/21		1,340	1,390
Huntington Ingalls Industries, Inc.:
5% 12/15/21 (b)		2,700	2,835
5% 11/15/25 (b)		3,965	4,148
KLX, Inc. 5.875% 12/1/22 (b)		11,260	11,204
Triumph Group, Inc. 4.875% 4/1/21		4,990	4,528
			24,105
Airlines - 0.5%
Air Canada 5.375% 11/15/22 (b)		1,460	1,416
Allegiant Travel Co. 5.5% 7/15/19		1,270	1,305
Aviation Capital Group Corp. 4.625% 1/31/18 (b)		3,555	3,635
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		599	623
6.125% 4/29/18		1,720	1,808
7.25% 11/10/19		3,649	4,106
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,119	8,187
8.021% 8/10/22		2,332	2,635
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		2,150	2,035
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,684	1,886
8.028% 11/1/17		448	479
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		3,904	4,512
Series 2012-2 Class B, 6.75% 12/3/22		1,636	1,698
Series 2013-1 Class B, 5.375% 5/15/23		2,161	2,228
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		2,749	2,887
			39,440
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		1,380	1,361
6.125% 4/1/25 (b)		1,380	1,352
			2,713
Commercial Services & Supplies - 0.5%
ADT Corp. 6.25% 10/15/21		13,075	13,140
APX Group, Inc. 8.75% 12/1/20		7,385	6,370
Cenveo Corp. 6% 8/1/19 (b)		2,480	1,804
Clean Harbors, Inc.:
5.125% 6/1/21		3,050	3,084
5.25% 8/1/20		3,395	3,480
Covanta Holding Corp.:
5.875% 3/1/24		3,120	3,038
7.25% 12/1/20		4,940	5,101
Garda World Security Corp.:
7.25% 11/15/21 (b)		915	705
7.25% 11/15/21 (b)		1,825	1,405
TMS International Corp. 7.625% 10/15/21 (b)		970	567
			38,694
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22		2,165	2,246
5.875% 10/15/24		1,855	1,911
Cementos Progreso Trust 7.125% 11/6/23 (b)		1,870	1,978
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		2,420	1,047
			7,182
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (b)		2,505	2,518
5% 10/1/25 (b)		4,355	4,388
			6,906
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		1,490	1,565
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (b)		4,880	5,002
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		425	282
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		4,035	2,603
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (d)		530	109
			2,994
Professional Services - 0.1%
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	4,800	5,861
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (b)		1,800	1,913
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		1,870	1,861
			3,774
Trading Companies & Distributors - 1.7%
Aircastle Ltd.:
4.625% 12/15/18		3,405	3,516
5% 4/1/23		2,405	2,417
5.5% 2/15/22		4,250	4,433
6.25% 12/1/19		5,850	6,355
7.625% 4/15/20		3,750	4,238
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		4,250	4,399
International Lease Finance Corp.:
4.625% 4/15/21		6,645	6,811
5.875% 4/1/19		15,778	16,666
5.875% 8/15/22		18,485	20,056
6.25% 5/15/19		19,100	20,365
8.25% 12/15/20		21,490	25,090
8.625% 1/15/22		22,645	27,231
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		1,505	1,385
			142,962
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (b)		5,204	5,532
Autoridad del Canal de Panama 4.95% 7/29/35 (b)		1,890	1,989
			7,521
TOTAL INDUSTRIALS			288,719
INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.5%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		8,055	8,337
Brocade Communications Systems, Inc. 4.625% 1/15/23		3,330	3,230
Lucent Technologies, Inc.:
6.45% 3/15/29		20,980	22,291
6.5% 1/15/28		6,255	6,443
			40,301
Electronic Equipment & Components - 0.0%
Flextronics International Ltd. 5% 2/15/23		2,495	2,519
Internet Software & Services - 0.2%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,595	3,730
j2 Global, Inc. 8% 8/1/20		3,460	3,611
VeriSign, Inc.:
4.625% 5/1/23		4,375	4,419
5.25% 4/1/25		4,270	4,302
			16,062
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 5% 9/1/23		4,285	4,328
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		2,360	2,218
Everi Payments, Inc. 10% 1/15/22		4,210	3,557
First Data Corp. 5.375% 8/15/23 (b)		6,385	6,545
			16,648
Semiconductors & Semiconductor Equipment - 0.7%
Entegris, Inc. 6% 4/1/22 (b)		1,275	1,294
Micron Technology, Inc.:
5.25% 8/1/23 (b)		1,740	1,422
5.25% 1/15/24 (b)		3,675	2,958
5.5% 2/1/25		12,245	9,926
5.625% 1/15/26 (b)		3,250	2,568
5.875% 2/15/22		2,615	2,262
Microsemi Corp. 9.125% 4/15/23 (b)		1,665	1,827
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (b)		1,935	1,986
5.75% 2/15/21 (b)		5,005	5,243
5.75% 3/15/23 (b)		15,105	15,974
Qorvo, Inc.:
6.75% 12/1/23 (b)		2,095	2,163
7% 12/1/25 (b)		4,250	4,420
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		4,190	4,462
			56,505
Software - 0.6%
Activision Blizzard, Inc.:
5.625% 9/15/21 (b)		18,545	19,495
6.125% 9/15/23 (b)		4,825	5,175
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		3,790	3,906
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		10,116	7,284
BMC Software, Inc. 7.25% 6/1/18		850	757
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		7,070	6,929
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (b)(c)		1,460	1,091
Nuance Communications, Inc. 5.375% 8/15/20 (b)		2,445	2,480
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (b)		3,370	3,480
			50,597
Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman 4.75% 1/1/25		4,335	3,386
Western Digital Corp.:
7.375% 4/1/23 (b)(f)		5,330	5,437
10.5% 4/1/24 (b)(f)		8,530	8,551
			17,374
TOTAL INFORMATION TECHNOLOGY			200,006
MATERIALS - 3.5%
Chemicals - 1.3%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	8,900	9,996
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		3,900	3,539
5.75% 4/15/21 (b)		2,020	1,924
6.45% 2/3/24		2,220	2,081
Chemtura Corp. 5.75% 7/15/21		2,355	2,320
Covestro AG 1.75% 9/25/24 (Reg. S)	EUR	1,650	1,934
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)		2,715	2,559
Mexichem S.A.B. de CV 4.875% 9/19/22 (b)		2,000	2,080
Momentive Performance Materials, Inc.:
3.88% 10/24/21		44,218	31,948
4.69% 4/24/22		14,170	8,360
10% 10/15/20 (d)		14,170	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)		44,218	0
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		2,020	1,980
OCP SA 5.625% 4/25/24 (b)		1,270	1,321
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		3,325	2,799
10.375% 5/1/21 (b)		1,275	1,234
PolyOne Corp. 5.25% 3/15/23		3,085	3,070
Solvay SA 2.75% 12/2/27 (Reg. S)	EUR	3,900	4,777
TPC Group, Inc. 8.75% 12/15/20 (b)		7,335	5,135
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (b)		2,450	2,597
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)		13,010	13,530
5.625% 10/1/24 (b)		2,840	2,961
			106,145
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (b)		1,500	1,417
9.375% 10/12/22 (b)		3,495	3,845
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		1,870	1,917
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)		1,685	1,466
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		2,055	2,060
			10,705
Containers & Packaging - 0.8%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		12,835	12,060
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (b)		9,740	9,253
6.25% 1/31/19 (b)		2,410	2,384
6.75% 1/31/21 (b)		4,915	4,755
7% 11/15/20 (b)		530	505
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (b)		5,435	5,418
6% 6/15/17 (b)		2,720	2,698
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		2,060	1,689
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,057
7.5% 12/15/96		3,685	3,667
Graphic Packaging International, Inc. 4.75% 4/15/21		1,555	1,613
Sealed Air Corp. 5.25% 4/1/23 (b)		2,540	2,686
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,792
			68,577
Metals & Mining - 1.2%
Aleris International, Inc. 6% 6/1/20 (b)		33	33
Alrosa Finance SA 7.75% 11/3/20 (b)		1,910	2,082
Compania Minera Ares SAC 7.75% 1/23/21 (b)		2,880	2,837
EVRAZ Group SA:
6.5% 4/22/20 (b)		5,395	5,178
9.5% 4/24/18 (Reg. S)		8,915	9,506
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		6,085	5,431
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		8,550	5,730
10.375% 4/7/19 (b)		1,000	670
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		1,495	1,334
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		10,557	9,501
4.875% 10/7/20 (Reg. S)		400	360
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		3,675	2,999
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		4,830	4,784
Metinvest BV:
8.75% 2/14/18 (Reg. S)		1,611	725
10.5% 11/28/17 (b)		11,344	5,107
10.5% 11/28/17 (Reg. S)		191	86
Mirabela Nickel Ltd. 1% 9/10/44 (b)		15	0
New Gold, Inc. 7% 4/15/20 (b)		1,480	1,413
Nord Gold NV 6.375% 5/7/18 (b)		3,075	3,170
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		9,085	8,961
5.625% 4/29/20 (Reg. S)		500	493
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		1,460	1,256
11.25% 10/15/18		7,091	4,751
Samarco Mineracao SA 5.75% 10/24/23 (b)		2,150	1,290
Southern Copper Corp. 7.5% 7/27/35		4,825	5,043
Teck Resources Ltd.:
4.75% 1/15/22		2,130	1,470
5.2% 3/1/42		1,065	586
5.4% 2/1/43		3,195	1,757
6% 8/15/40		1,065	596
6.125% 10/1/35		1,065	618
Vale Overseas Ltd.:
4.375% 1/11/22		5,220	4,444
4.625% 9/15/20		3,060	2,823
6.875% 11/21/36		2,160	1,706
Vedanta Resources PLC 6% 1/31/19 (b)		3,600	2,435
			99,175
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,410	1,406
Mercer International, Inc.:
7% 12/1/19		3,105	3,121
7.75% 12/1/22		4,505	4,488
NewPage Corp.:
0% 5/1/12 (c)(d)		1,770	0
11.375% 12/31/14 (d)		4,404	0
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)		5,480	0
			9,015
TOTAL MATERIALS			293,617
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 1.5%
Altice Financing SA:
6.5% 1/15/22 (b)		10,799	10,988
6.625% 2/15/23 (b)		8,265	8,286
7.875% 12/15/19 (b)		4,820	5,037
Altice Finco SA:
8.125% 1/15/24 (b)		8,730	8,643
9.875% 12/15/20 (b)		5,655	6,079
British Telecommunications PLC:
0.625% 3/10/21 (Reg. S)	EUR	3,100	3,523
1.125% 3/10/23 (Reg. S)	EUR	3,950	4,544
1.75% 3/10/26 (Reg. S)	EUR	2,300	2,695
Citizens Communications Co.:
7.875% 1/15/27		4,895	3,892
9% 8/15/31		3,655	3,143
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		3,210	3,041
Frontier Communications Corp. 11% 9/15/25 (b)		4,260	4,281
GCI, Inc. 6.875% 4/15/25		4,240	4,325
Level 3 Communications, Inc. 5.75% 12/1/22		4,685	4,837
Level 3 Financing, Inc.:
5.125% 5/1/23		4,340	4,389
5.375% 5/1/25		4,340	4,394
Lynx I Corp. 5.375% 4/15/21 (b)		2,898	3,021
Lynx II Corp. 6.375% 4/15/23 (b)		1,820	1,893
Qtel International Finance Ltd. 5% 10/19/25 (b)		2,155	2,346
Sable International Finance Ltd. 6.875% 8/1/22 (b)		14,960	14,960
Sprint Capital Corp.:
6.875% 11/15/28		4,765	3,478
8.75% 3/15/32		3,641	2,849
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		1,880	1,842
U.S. West Communications:
6.875% 9/15/33		2,155	2,101
7.25% 9/15/25		535	585
7.25% 10/15/35		1,455	1,436
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		4,635	4,693
Virgin Media Finance PLC 4.875% 2/15/22		5,445	4,832
			126,133
Wireless Telecommunication Services - 4.3%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	79,000	4,354
Comcel Trust 6.875% 2/6/24 (b)		3,205	2,997
Digicel Group Ltd.:
6% 4/15/21 (b)		870	779
6.75% 3/1/23 (b)		1,880	1,659
7% 2/15/20 (b)		980	894
7.125% 4/1/22 (b)		23,345	18,148
8.25% 9/30/20 (b)		22,700	19,465
Intelsat Jackson Holdings SA:
5.5% 8/1/23		14,385	8,667
7.25% 10/15/20		22,465	14,490
7.5% 4/1/21		7,635	4,848
8% 2/15/24 (b)		6,275	6,338
Millicom International Cellular SA:
4.75% 5/22/20 (b)		4,710	4,486
6% 3/15/25 (b)		7,780	7,216
6.625% 10/15/21 (b)		7,540	7,587
MTS International Funding Ltd. 8.625% 6/22/20 (b)		8,765	9,971
Neptune Finco Corp.:
6.625% 10/15/25 (b)		8,175	8,838
10.125% 1/15/23 (b)		8,455	9,047
10.875% 10/15/25 (b)		20,060	21,805
Sprint Communications, Inc. 6% 11/15/22		16,970	12,409
Sprint Corp.:
7.125% 6/15/24		26,910	19,981
7.625% 2/15/25		17,280	12,830
7.875% 9/15/23		10,870	8,313
T-Mobile U.S.A., Inc.:
6% 3/1/23		7,490	7,649
6% 4/15/24		6,400	6,480
6.125% 1/15/22		7,790	8,043
6.25% 4/1/21		15,470	16,240
6.375% 3/1/25		33,465	34,260
6.5% 1/15/24		20,640	21,466
6.625% 4/1/23		20,286	21,351
6.633% 4/28/21		7,440	7,775
6.731% 4/28/22		4,835	5,052
6.836% 4/28/23		5,580	5,887
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		1,630	1,634
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		2,150	2,352
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		13,040	13,953
VimpelCom Holdings BV 9% 2/13/18 (Reg S.)	RUB	94,035	1,348
			358,612
TOTAL TELECOMMUNICATION SERVICES			484,745
UTILITIES - 1.9%
Electric Utilities - 0.1%
Hrvatska Elektroprivreda 5.875% 10/23/22 (b)		755	774
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		1,350	1,600
Lamar Funding Ltd. 3.958% 5/7/25 (b)		1,875	1,681
RJS Power Holdings LLC 4.625% 7/15/19 (b)		4,245	3,683
			7,738
Gas Utilities - 0.1%
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	6,234
8% 3/1/32		3,400	3,594
			9,828
Independent Power and Renewable Electricity Producers - 1.7%
Dynegy, Inc.:
7.375% 11/1/22		7,255	6,711
7.625% 11/1/24		8,380	7,605
Energy Future Holdings Corp.:
10.875% 11/1/17 (d)		10,985	9,667
11.25% 11/1/17 pay-in-kind (c)(d)		8,822	7,763
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		27,537	29,877
12.25% 3/1/22 (b)(d)		32,880	35,757
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		2,490	2,562
PPL Energy Supply LLC 6.5% 6/1/25		3,425	2,843
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)		2,680	2,171
6.125% 6/15/25 (b)		1,345	1,049
TXU Corp.:
5.55% 11/15/14 (d)		1,864	1,361
6.5% 11/15/24 (d)		15,240	11,125
6.55% 11/15/34 (d)		29,755	21,721
			140,212
TOTAL UTILITIES			157,778

TOTAL NONCONVERTIBLE BONDS			3,719,229

TOTAL CORPORATE BONDS
(Cost $3,828,469)			3,719,668

U.S. Government and Government Agency Obligations - 14.0%
U.S. Government Agency Obligations - 0.5%
Federal Home Loan Bank 1% 6/21/17		8,670	8,704
Tennessee Valley Authority:
1.75% 10/15/18		$15,059	$15,351
4.25% 9/15/65		9,229	9,735
5.25% 9/15/39		1,138	1,453
5.375% 4/1/56		3,247	4,181

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			39,424

U.S. Treasury Obligations - 12.7%
U.S. Treasury Bonds:
2.5% 2/15/45		31,999	31,208
2.5% 2/15/46		6,000	5,851
2.875% 8/15/45		812	854
3% 11/15/44		5,258	5,675
3.625% 2/15/44		72,443	87,893
4.25% 5/15/39		20,000	26,480
5.25% 2/15/29		14,703	20,197
5.375% 2/15/31 (g)		16,479	23,638
6.125% 8/15/29 (h)		9,280	13,814
7.5% 11/15/24		5,690	8,354
7.875% 2/15/21		6,800	8,926
8.125% 5/15/21		9,286	12,428
U.S. Treasury Notes:
0.75% 4/15/18		5,653	5,652
0.75% 2/15/19		8,000	7,978
0.875% 11/30/17		25,344	25,406
0.875% 1/31/18		8,149	8,171
0.875% 7/31/19		34,096	34,021
1% 5/31/18		16,497	16,576
1% 3/15/19		20,000	20,082
1.125% 6/15/18		14,708	14,822
1.125% 1/15/19		648	653
1.25% 3/31/21		73,002	73,090
1.375% 2/28/19		41,776	42,393
1.375% 3/31/20		4,936	4,991
1.375% 4/30/20		63,928	64,607
1.5% 12/31/18		3,624	3,690
1.5% 1/31/19		15,339	15,619
1.5% 1/31/22		25,140	25,272
1.5% 2/28/23		7,056	7,039
1.625% 4/30/19		33,973	34,717
1.625% 6/30/19		39,152	40,033
1.625% 12/31/19		10,776	11,007
1.625% 6/30/20		6,769	6,906
1.625% 2/15/26		13,000	12,818
1.75% 9/30/19		39,910	40,953
1.75% 12/31/20		1,389	1,424
1.875% 8/31/17		3,700	3,761
1.875% 9/30/17		5,400	5,493
1.875% 10/31/17		45,864	46,690
2% 7/31/22		3,557	3,669
2% 11/30/22		69,193	71,317
2% 8/15/25		13,875	14,147
2.125% 6/30/21		11,000	11,468
2.25% 4/30/21		45,402	47,624
2.25% 7/31/21		55,359	58,079
2.25% 11/15/24		6,266	6,536
2.25% 11/15/25		6,000	6,247
2.375% 8/15/24		1,552	1,635
3.5% 2/15/18		18,226	19,166

TOTAL U.S. TREASURY OBLIGATIONS			1,059,070

Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.7919% 12/7/20 (NCUA Guaranteed) (c)		1,692	1,688
Series 2011-R1 Class 1A, 0.888% 1/8/20 (NCUA Guaranteed) (c)		3,795	3,795
Series 2011-R4 Class 1A, 0.8085% 3/6/20 (NCUA Guaranteed) (c)		1,115	1,114
National Credit Union Administration Guaranteed Notes Master Trust:
2.35% 6/12/17 (NCUA Guaranteed)		31,000	31,545
3.45% 6/12/21 (NCUA Guaranteed)		25,300	27,644

TOTAL OTHER GOVERNMENT RELATED			65,786

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,120,668)			1,164,280

U.S. Government Agency - Mortgage Securities - 1.1%
Fannie Mae - 0.6%
2.05% 11/1/35 (c)		345	357
2.07% 9/1/33 (c)		383	396
2.115% 10/1/35 (c)		23	23
2.19% 3/1/37 (c)		25	27
2.215% 2/1/36 (c)		11	11
2.29% 11/1/33 (c)		50	52
2.302% 6/1/36 (c)		42	44
2.315% 1/1/35 (c)		185	193
2.315% 9/1/36 (c)		76	80
2.448% 3/1/33 (c)		91	95
2.476% 6/1/47 (c)		142	150
2.48% 11/1/36 (c)		34	36
2.512% 4/1/36 (c)		267	284
2.525% 5/1/36 (c)		33	34
2.557% 6/1/42 (c)		292	303
2.576% 7/1/35 (c)		150	158
2.602% 2/1/37 (c)		449	474
2.689% 2/1/42 (c)		1,790	1,869
2.763% 1/1/42 (c)		1,509	1,576
2.896% 8/1/35 (c)		433	460
2.951% 11/1/40 (c)		182	191
2.98% 9/1/41 (c)		210	220
2.991% 10/1/41 (c)		90	94
3% 4/1/31 (f)		5,300	5,536
3.243% 7/1/41 (c)		309	323
3.352% 10/1/41 (c)		158	165
3.5% 1/1/26 to 9/1/26		80	84
3.552% 7/1/41 (c)		382	403
4.5% 7/1/33 to 4/1/39		18,569	20,298
5% 5/1/22 to 7/1/35		4,174	4,631
5.5% 10/1/20 to 1/1/29		2,940	3,204
6% 6/1/16 to 10/1/16		2	2
6.5% 6/1/16 to 8/1/36		4,174	4,899
7.5% 1/1/28		29	34

TOTAL FANNIE MAE			46,706

Freddie Mac - 0.1%
1.945% 3/1/35 (c)		94	96
2.153% 1/1/36 (c)		86	89
2.175% 6/1/37 (c)		29	31
2.18% 2/1/37 (c)		52	54
2.185% 1/1/37 (c)		267	278
2.2% 3/1/37 (c)		17	18
2.246% 5/1/37 (c)		53	55
2.285% 8/1/37 (c)		77	81
2.301% 6/1/33 (c)		214	224
2.35% 7/1/35 (c)		149	156
2.359% 10/1/42 (c)		1,597	1,683
2.445% 10/1/36 (c)		300	315
2.491% 10/1/35 (c)		132	138
2.51% 5/1/37 (c)		330	347
2.513% 5/1/37 (c)		774	817
2.54% 6/1/37 (c)		253	267
2.563% 5/1/37 (c)		69	73
2.574% 6/1/37 (c)		49	52
2.615% 9/1/35 (c)		61	64
2.668% 4/1/37 (c)		89	94
2.741% 2/1/36 (c)		5	6
2.795% 7/1/36 (c)		76	80
2.798% 7/1/35 (c)		181	193
2.845% 4/1/37 (c)		9	9
2.985% 10/1/41 (c)		1,116	1,165
3.062% 9/1/41 (c)		1,866	1,954
3.205% 9/1/41 (c)		211	221
3.216% 4/1/41 (c)		232	244
3.26% 10/1/35 (c)		41	43
3.295% 6/1/41 (c)		238	249
3.454% 5/1/41 (c)		177	186
3.628% 6/1/41 (c)		350	367
3.698% 5/1/41 (c)		286	300
6% 1/1/24		1,062	1,160
6.5% 5/1/16 to 3/1/22		365	396
8.5% 3/1/20		0	0

TOTAL FREDDIE MAC			11,505

Ginnie Mae - 0.4%
4.3% 8/20/61 (i)		3,015	3,136
4.649% 2/20/62 (i)		2,108	2,236
4.682% 2/20/62 (i)		2,759	2,912
4.684% 1/20/62 (i)		12,897	13,613
5.47% 8/20/59 (i)		747	764
5.5% 11/15/35		1,626	1,833
5.612% 4/20/58 (i)		231	232
6% 6/15/36		3,373	3,948
7% 9/15/25 to 8/15/31		21	25
7.5% 2/15/22 to 8/15/28		42	49
8% 12/15/26		0	0

TOTAL GINNIE MAE			28,748

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $85,661)			86,959

Collateralized Mortgage Obligations - 3.5%
U.S. Government Agency - 3.5%
Fannie Mae:
floater Series 2010-15 Class FJ, 1.363% 6/25/36 (c)		$3,848	$3,896
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		4	4
Series 2003-70 Class BJ, 5% 7/25/33		402	447
Series 2005-19 Class PA, 5.5% 7/25/34		1,215	1,302
Series 2005-27 Class NE, 5.5% 5/25/34		1,011	1,036
Series 2005-64 Class PX, 5.5% 6/25/35		1,228	1,347
Series 2005-68 Class CZ, 5.5% 8/25/35		3,388	3,820
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,606
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		21	22
Series 2003-117 Class MD, 5% 12/25/23		824	899
Series 2004-91 Class Z, 5% 12/25/34		3,551	3,949
Series 2005-117 Class JN, 4.5% 1/25/36		808	878
Series 2005-14 Class ZB, 5% 3/25/35		1,310	1,457
Series 2006-72 Class CY, 6% 8/25/26		1,111	1,226
Series 2009-59 Class HB, 5% 8/25/39		1,861	2,070
Series 2009-85 Class IB, 4.5% 8/25/24 (j)		214	15
Series 2009-93 Class IC, 4.5% 9/25/24 (j)		324	22
Series 2010-139 Class NI, 4.5% 2/25/40 (j)		2,272	287
Series 2010-39 Class FG, 1.353% 3/25/36 (c)		2,421	2,465
Series 2010-97 Class CI, 4.5% 8/25/25 (j)		712	45
Series 2011-67 Class AI, 4% 7/25/26 (j)		649	67
Series 2012-27 Class EZ, 4.25% 3/25/42		3,685	4,085
Freddie Mac:
floater:
Series 2630 Class FL, 0.9362% 6/15/18 (c)		7	7
Series 2711 Class FC, 1.3362% 2/15/33 (c)		1,399	1,422
floater planned amortization class Series 2770 Class FH, 0.8362% 3/15/34 (c)		1,560	1,562
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		50	55
Series 2376 Class JE, 5.5% 11/15/16		11	11
Series 2381 Class OG, 5.5% 11/15/16		3	3
Series 2425 Class JH, 6% 3/15/17		19	20
Series 2996 Class MK, 5.5% 6/15/35		128	144
Series 3415 Class PC, 5% 12/15/37		588	643
Series 3763 Class QA, 4% 4/15/34		1,235	1,265
Series 3840 Class VA, 4.5% 9/15/27		1,794	1,918
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		1,227	1,241
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		6,091	6,944
Series 2303 Class ZV, 6% 4/15/31		125	137
Series 2877 Class ZD, 5% 10/15/34		4,312	4,792
Series 3745 Class KV, 4.5% 12/15/26		3,193	3,519
Series 3843 Class PZ, 5% 4/15/41		1,074	1,314
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.9321% 7/20/37 (c)		799	802
Series 2008-2 Class FD, 0.9121% 1/20/38 (c)		199	200
Series 2008-73 Class FA, 1.2921% 8/20/38 (c)		1,255	1,275
Series 2008-83 Class FB, 1.3321% 9/20/38 (c)		1,195	1,215
Series 2009-108 Class CF, 1.0413% 11/16/39 (c)		957	963
Series 2009-116 Class KF, 0.9713% 12/16/39 (c)		740	743
Series 2010-H17 Class FA, 0.7685% 7/20/60 (c)(i)		4,491	4,428
Series 2010-H18 Class AF, 0.725% 9/20/60 (c)(i)		5,394	5,313
Series 2010-H19 Class FG, 0.725% 8/20/60 (c)(i)		6,152	6,061
Series 2010-H27 Series FA, 0.805% 12/20/60 (c)(i)		1,995	1,970
Series 2011-H05 Class FA, 0.925% 12/20/60 (c)(i)		3,410	3,381
Series 2011-H07 Class FA, 0.925% 2/20/61 (c)(i)		6,435	6,376
Series 2011-H12 Class FA, 0.915% 2/20/61 (c)(i)		7,956	7,901
Series 2011-H13 Class FA, 0.925% 4/20/61 (c)(i)		3,044	3,015
Series 2011-H14:
Class FB, 0.925% 5/20/61 (c)(i)		3,533	3,496
Class FC, 0.925% 5/20/61 (c)(i)		3,211	3,179
Series 2011-H17 Class FA, 0.955% 6/20/61 (c)(i)		4,328	4,293
Series 2011-H21 Class FA, 1.025% 10/20/61 (c)(i)		4,660	4,632
Series 2012-H01 Class FA, 1.125% 11/20/61 (c)(i)		3,992	3,981
Series 2012-H03 Class FA, 1.125% 1/20/62 (c)(i)		2,559	2,552
Series 2012-H06 Class FA, 1.055% 1/20/62 (c)(i)		3,915	3,895
Series 2012-H07 Class FA, 1.055% 3/20/62 (c)(i)		2,376	2,364
Series 2013-H19:
Class FC, 1.025% 8/20/63 (c)(i)		540	536
Class FD, 1.025% 8/20/63 (c)(i)		1,512	1,502
Series 2015-H13 Class FL, 0.705% 5/20/63 (c)(i)		15,942	15,876
Series 2015-H19 Class FA, 0.625% 4/20/63 (c)(i)		15,289	15,209
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		53	53
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (j)		1,529	158
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,508
Series 2013-H06 Class HA, 1.65% 1/20/63 (i)		2,215	2,219
Series 2014-H12 Class KA, 2.75% 5/20/64 (i)		2,813	2,908
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)		10,303	10,926
Series 2010-H17 Class XP, 5.2988% 7/20/60 (c)(i)		13,249	14,028
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(i)		9,815	10,412
Series 2012-64 Class KB, 8.4509% 5/20/41 (c)		417	499
Series 2013-124:
Class ES, 8.0905% 4/20/39 (c)(k)		4,219	4,644
Class ST, 8.2239% 8/20/39 (c)(k)		7,926	9,119
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)		9,754	9,950
Series 2015-H21:
Class HA, 2.5% 6/20/63 (i)		29,820	30,368
Class JA, 2.5% 6/20/65 (i)		2,803	2,855
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(i)		19,707	19,675
Series 2090-118 Class XZ, 5% 12/20/39		5,192	6,273
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $290,909)			292,695

Commercial Mortgage Securities - 1.0%
Freddie Mac:
pass-thru certificates floater Series KF01 Class A, 0.7858% 4/25/19 (c)		55	55
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,480	2,749
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		14,020	15,367
Series K027 Class A2, 2.637% 1/25/23		2,736	2,848
Series K029 Class A2, 3.32% 2/25/23 (c)		1,343	1,456
Series K034 Class A1, 2.669% 2/25/23		8,753	9,060
Series K037 Class A2, 3.49% 1/25/24		4,311	4,715
Series K039 Class A2, 3.303% 7/25/24		16,000	17,294
Series K042 Class A2, 2.67% 12/25/24		13,200	13,615
Series K501 Class A2, 1.655% 11/25/16		4,889	4,894
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25		12,200	12,704
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $82,657)			84,757

Foreign Government and Government Agency Obligations - 14.9%
Argentine Republic:
7% 4/17/17		46,365	46,787
8.28% 12/31/33 (d)		5,405	6,459
8.75% 6/2/17 (d)		7,495	8,863
Australian Commonwealth:
1.75% 11/21/20	AUD	29,850	22,579
4.25% 4/21/26	AUD	20,000	17,718
5.5% 1/21/18	AUD	14,550	11,860
Azerbaijan Republic 4.75% 3/18/24 (b)		1,390	1,321
Banco Central del Uruguay:
value recovery A rights 1/2/21 (l)		500,000	0
value recovery B rights 1/2/21 (l)		750,000	0
Belarus Republic 8.95% 1/26/18		11,850	12,324
Belgian Kingdom 1.6% 6/22/47 (b)	EUR	3,450	4,014
Brazilian Federative Republic:
4.25% 1/7/25		4,790	4,395
5.625% 1/7/41		8,370	7,219
6% 4/7/26		2,975	3,020
7.125% 1/20/37		12,155	12,277
8.25% 1/20/34		15,480	17,299
Buenos Aires Province:
9.375% 9/14/18 (b)		3,975	4,134
10.875% 1/26/21 (Reg. S)		15,821	17,126
Buoni del Tesoro Poliennali:
1.45% 9/15/22	EUR	27,700	33,073
2.5% 12/1/24	EUR	9,550	12,119
2.7% 3/1/47 (b)	EUR	19,000	23,068
4.5% 3/1/24	EUR	18,650	26,909
Canadian Government 1.5% 2/1/17	CAD	52,200	40,518
Central Bank of Nigeria warrants 11/15/20 (l)(m)		6,250	302
City of Buenos Aires:
8.95% 2/19/21 (b)		3,585	3,845
9.95% 3/1/17 (b)		2,370	2,477
Colombian Republic:
4.375% 3/21/23	COP	26,269,000	7,332
5% 6/15/45		1,425	1,325
5.625% 2/26/44		1,425	1,418
7.375% 9/18/37		2,475	2,927
10.375% 1/28/33		7,000	9,958
Congo Republic 4% 6/30/29 (n)		13,907	10,089
Costa Rican Republic:
4.25% 1/26/23 (b)		850	776
5.625% 4/30/43 (b)		640	488
7% 4/4/44 (b)		4,285	3,867
7.158% 3/12/45 (b)		300	272
Croatia Republic:
5.5% 4/4/23 (b)		1,350	1,424
6% 1/26/24 (b)		1,300	1,415
6.375% 3/24/21 (b)		2,495	2,726
6.625% 7/14/20 (b)		1,755	1,928
6.75% 11/5/19 (b)		1,110	1,218
Danish Kingdom 1.75% 11/15/25	DKK	64,500	11,058
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		3,105	3,075
6.25% 7/27/21 (b)		1,190	1,161
Dominican Republic:
1.4674% 8/30/24 (c)		12,693	12,579
6.85% 1/27/45 (b)		4,430	4,386
6.875% 1/29/26 (b)		3,220	3,421
7.45% 4/30/44 (b)		5,725	6,011
7.5% 5/6/21 (b)		3,790	4,131
Dutch Government 0.5% 7/15/26(Reg. S) (b)	EUR	4,150	4,785
El Salvador Republic 7.625% 2/1/41 (b)		770	655
Georgia Republic 6.875% 4/12/21 (b)		800	862
German Federal Republic 0.5% 2/15/26(Reg. S)	EUR	4,350	5,112
Hong Kong Government SAR 1.32% 12/23/19	HKD	21,000	2,751
Hungarian Republic:
5.375% 3/25/24		2,142	2,399
5.75% 11/22/23		3,476	3,959
7.625% 3/29/41		3,201	4,533
Indonesian Republic:
3.375% 4/15/23 (b)		2,040	1,993
4.75% 1/8/26 (b)		2,120	2,224
5.25% 1/17/42 (b)		1,985	1,995
5.375% 10/17/23		1,850	2,029
5.95% 1/8/46 (b)		2,075	2,300
6.625% 2/17/37 (b)		3,695	4,284
6.75% 1/15/44 (b)		1,725	2,085
7.75% 1/17/38 (b)		7,525	9,678
8.5% 10/12/35 (Reg. S)		6,195	8,388
Irish Republic:
1% 5/15/26(Reg. S)	EUR	7,400	8,632
2% 2/18/45 (Reg.S)	EUR	10,300	12,571
5% 10/18/20	EUR	2,750	3,837
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		7,240	7,613
8.25% 4/15/24 (b)		1,500	1,593
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,730	35,413
5.5% 12/4/23		12,385	15,331
2.875% 3/16/26		1,870	1,870
Ivory Coast 5.75% 12/31/32		8,450	7,795
Japan Government:
0.1% 8/15/16	JPY	490,000	4,357
0.1% 4/15/17	JPY	2,200,000	19,605
0.1% 12/20/20	JPY	5,515,450	49,694
0.9% 6/20/22	JPY	4,982,800	47,331
1.5% 12/20/44	JPY	1,215,000	13,517
1.9% 9/20/30	JPY	5,485,000	60,987
Jordanian Kingdom:
2.503% 10/30/20		25,601	26,960
3% 6/30/25		8,712	9,276
Kazakhstan Republic:
5.125% 7/21/25 (b)		1,825	1,879
6.5% 7/21/45 (b)		2,120	2,202
Kingdom of Norway 3.75% 5/25/21	NOK	36,000	5,021
Lebanese Republic:
4% 12/31/17		6,214	6,160
5.45% 11/28/19		1,430	1,405
New Zealand Government 6% 5/15/21	NZD	8,000	6,513
Ontario Province 2.4% 6/2/26	CAD	35,800	27,693
Panamanian Republic:
6.7% 1/26/36		995	1,269
8.875% 9/30/27		500	716
9.375% 4/1/29		875	1,304
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		2,110	2,113
Peruvian Republic 4% 3/7/27 (n)		5,671	5,671
Philippine Republic:
7.75% 1/14/31		1,810	2,752
9.5% 2/2/30		2,075	3,505
Provincia de Cordoba 12.375% 8/17/17 (b)		6,605	6,952
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		3,811	3,706
Republic of Armenia:
6% 9/30/20 (b)		5,996	5,926
7.15% 3/26/25 (b)		3,580	3,524
Republic of Iraq 5.8% 1/15/28 (Reg. S)		12,570	8,636
Republic of Nigeria 5.125% 7/12/18 (b)		3,000	2,970
Republic of Serbia:
6.75% 11/1/24 (b)		7,721	7,974
7.25% 9/28/21 (b)		3,750	4,191
Republic of Singapore 3.25% 9/1/20	SGD	25,500	20,537
Russian Federation:
4.5% 4/4/22 (b)		800	820
4.875% 9/16/23 (b)		3,920	4,094
5% 4/29/20 (b)		2,125	2,231
5.625% 4/4/42 (b)		3,200	3,235
5.875% 9/16/43 (b)		6,000	6,191
12.75% 6/24/28 (Reg. S)		19,485	32,322
Spanish Kingdom:
2.75% 10/31/24 (Reg. S)	EUR	27,750	35,376
2.9% 10/31/46(Reg. S) (b)	EUR	8,700	10,381
Sweden Kingdom 3.5% 6/1/22	SEK	125,350	18,587
Switzerland Confederation 4.25% 6/5/17	CHF	21,500	23,695
Turkish Republic:
5.125% 3/25/22		1,195	1,256
5.625% 3/30/21		4,015	4,332
6.25% 9/26/22		2,890	3,214
6.75% 4/3/18		1,820	1,959
6.75% 5/30/40		3,520	4,128
6.875% 3/17/36		3,790	4,474
7% 3/11/19		2,345	2,595
7% 6/5/20		1,750	1,981
7.25% 3/5/38		2,605	3,211
7.375% 2/5/25		2,835	3,398
7.5% 11/7/19		5,455	6,220
8% 2/14/34		2,075	2,713
9.4% 7/8/20	TRY	9,740	3,432
11.875% 1/15/30		3,695	6,287
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		1,880	1,913
Ukraine Government:
0% 5/31/40 (b)(c)		2,209	722
7.75% 9/1/19 (b)		1,281	1,205
7.75% 9/1/20 (b)		1,142	1,071
7.75% 9/1/21 (b)		1,089	1,008
7.75% 9/1/22 (b)		1,089	996
7.75% 9/1/23 (b)		1,089	985
7.75% 9/1/24 (b)		1,089	974
7.75% 9/1/25 (b)		1,089	965
7.75% 9/1/26 (b)		1,089	961
7.75% 9/1/27 (b)		1,089	961
United Kingdom, Great Britain and Northern Ireland 1% 9/7/17	GBP	34,450	49,901
United Mexican States:
4% 10/2/23		3,230	3,383
4.6% 1/23/46		1,820	1,775
4.75% 3/8/44		1,451	1,447
5.55% 1/21/45		1,930	2,137
6.05% 1/11/40		1,204	1,412
6.5% 6/10/21	MXN	75,800	4,607
United Republic of Tanzania 6.8921% 3/9/20 (c)		556	558
Uruguay Republic 7.875% 1/15/33 pay-in-kind		3,100	3,968
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		97,601	390
9.25% 9/15/27		7,950	3,180
11.95% 8/5/31 (Reg. S)		4,935	1,949
12.75% 8/23/22		2,800	1,204
Vietnamese Socialist Republic:
4% 3/12/28 (n)		13,767	13,474
4.8% 11/19/24 (b)		590	591
6.75% 1/29/20 (b)		2,545	2,820
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,186,318)			1,242,413

Supranational Obligations - 0.0%
European Investment Bank 1.125% 9/15/36 (Reg. S) (Cost $3,540)		3,200	3,692
		Shares	Value (000s)

Common Stocks - 4.9%
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.4%
Chassix Holdings, Inc.		302,830	7,686
Chassix Holdings, Inc. warrants		16,209	0
Delphi Automotive PLC		99,300	7,449
Exide Technologies		3,795	0
Exide Technologies		12,652	0
Lear Corp.		69,100	7,682
Tenneco, Inc. (m)		117,300	6,042
			28,859
Automobiles - 0.0%
General Motors Co.		4,305	135
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (m)(o)		32,078	294
Hotels, Restaurants & Leisure - 0.4%
Extended Stay America, Inc. unit		664,300	10,828
Fiesta Restaurant Group, Inc. (m)		97,500	3,196
Station Holdco LLC (m)(o)(p)		4,989,172	18,111
Station Holdco LLC (m)(o)(q)		37,963	138
Station Holdco LLC:
unit (m)(o)(q)		57,186	33
warrants 6/15/18 (m)(o)(p)		198,954	115
			32,421
Household Durables - 0.4%
CalAtlantic Group, Inc.		155,500	5,197
Harman International Industries, Inc.		109,900	9,785
Jarden Corp. (m)		85,900	5,064
Lennar Corp. Class A		210,400	10,175
Taylor Morrison Home Corp. (m)		311,100	4,393
			34,614
Internet & Catalog Retail - 0.0%
Expedia, Inc.		34,900	3,763
Media - 0.4%
AMC Networks, Inc. Class A (m)		133,400	8,663
Naspers Ltd. Class N		73,600	10,274
Sinclair Broadcast Group, Inc. Class A		387,900	11,928
			30,865
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (m)		67,000	4,014
Michael Kors Holdings Ltd. (m)		72,900	4,152
			8,166

TOTAL CONSUMER DISCRETIONARY			139,117

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
CVS Health Corp.		51,800	5,373
Ovation Acquisition I LLC (o)		1,446,490	14
			5,387
Food Products - 0.0%
Reddy Ice Holdings, Inc. (m)		142,776	103

TOTAL CONSUMER STAPLES			5,490

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hornbeck Offshore Services, Inc. (m)		108,700	1,079
Oil, Gas & Consumable Fuels - 0.0%
Crestwood Equity Partners LP		60,500	706

TOTAL ENERGY			1,785

FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (m)		3,883,237	0
The Blackstone Group LP		178,200	4,999
			4,999
Consumer Finance - 0.1%
OneMain Holdings, Inc. (m)		206,600	5,667

TOTAL FINANCIALS			10,666

HEALTH CARE - 0.8%
Biotechnology - 0.4%
Biogen, Inc. (m)		37,700	9,814
Celgene Corp. (m)		97,100	9,719
Gilead Sciences, Inc.		121,400	11,152
			30,685
Health Care Providers & Services - 0.2%
HCA Holdings, Inc. (m)		206,800	16,141
HealthSouth Corp. warrants 1/17/17 (m)		323	1
Rotech Healthcare, Inc. (m)		68,276	1,559
			17,701
Life Sciences Tools & Services - 0.0%
Quintiles Transnational Holdings, Inc. (m)		57,300	3,730
Pharmaceuticals - 0.2%
Allergan PLC (m)		58,800	15,760

TOTAL HEALTH CARE			67,876

INDUSTRIALS - 0.5%
Airlines - 0.1%
Air Canada (m)		806,200	5,562
Delta Air Lines, Inc.		78,000	3,797
			9,359
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (m)(o)		9,383,257	563
Marine - 0.0%
U.S. Shipping Partners Corp. (m)		12,063	2
U.S. Shipping Partners Corp. warrants 12/31/29 (m)		112,939	0
			2
Road & Rail - 0.1%
Avis Budget Group, Inc. (m)		142,200	3,891
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A		123,200	3,957
HD Supply Holdings, Inc. (m)		281,900	9,322
Penhall Acquisition Co.:
Class A (m)		6,088	542
Class B (m)		2,029	181
United Rentals, Inc. (m)		191,300	11,897
			25,899
Transportation Infrastructure - 0.0%
DeepOcean Group Holding BV (b)(m)		406,682	3,350

TOTAL INDUSTRIALS			43,064

INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.1%
CDW Corp.		221,500	9,192
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (m)		245,200	19,378
Alphabet, Inc. Class A		19,300	14,724
Baidu.com, Inc. sponsored ADR (m)		27,100	5,173
Facebook, Inc. Class A (m)		78,700	8,980
			48,255
IT Services - 0.1%
MasterCard, Inc. Class A		64,900	6,133
PayPal Holdings, Inc. (m)		140,000	5,404
			11,537
Semiconductors & Semiconductor Equipment - 0.5%
Cypress Semiconductor Corp.		5,171	45
MagnaChip Semiconductor Corp. (m)(r)		49,030	267
NXP Semiconductors NV (m)		116,104	9,413
Qorvo, Inc. (m)		249,827	12,594
Skyworks Solutions, Inc.		240,000	18,696
			41,015
Software - 0.1%
Electronic Arts, Inc. (m)		69,700	4,608
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.		81,200	8,850

TOTAL INFORMATION TECHNOLOGY			123,457

MATERIALS - 0.1%
Chemicals - 0.1%
LyondellBasell Industries NV Class A		41,300	3,534
Metals & Mining - 0.0%
Aleris Corp. (m)		38,307	395
Mirabela Nickel Ltd. (m)		2,473,165	157
			552

TOTAL MATERIALS			4,086

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (m)		272,900	10,452
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		7,275	287
TOTAL COMMON STOCKS
(Cost $445,498)			406,280

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (m)		57,438	483
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		8,700	7,997

TOTAL CONVERTIBLE PREFERRED STOCKS			8,480

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. Series K 6.375%		218,984	6,092
TOTAL PREFERRED STOCKS
(Cost $14,585)			14,572
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 1.8%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19		3,805	3,748
Diversified Consumer Services - 0.1%
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (c)		4,871	4,804
Tranche L 2LN, term loan 10.25% 8/13/23 (c)		1,810	1,720
			6,524
Hotels, Restaurants & Leisure - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		2,599	2,114
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)		7,372	7,369
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (c)		2,578	2,571
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		371	371
			12,425
Media - 0.0%
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind (m)	CAD	13	10
Multiline Retail - 0.1%
Sears Holdings Corp. Tranche B, term loan 7/20/20 (s)		4,260	4,196

TOTAL CONSUMER DISCRETIONARY			26,903

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (c)		2,865	2,847
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (c)		7,225	7,234

TOTAL CONSUMER STAPLES			10,081

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		3,150	3,134
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (c)		1,732	1,688
			4,822
FINANCIALS - 0.0%
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (c)		259	256
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (c)		6,015	5,032
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (c)		8,418	8,281
Transfirst, Inc.:
Tranche 2LN, term loan 10.5% 11/12/22 (c)		450	450
Tranche B 1LN, term loan 6.25% 11/12/21 (c)		405	404
			14,167
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (c)		3,937	3,921
Metals & Mining - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (d)		2,104	316

TOTAL MATERIALS			4,237

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (c)		4,272	4,018
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.125% 3/31/17 (c)		1,128	1,077
Tranche D 2LN, term loan 4.1031% 3/31/19 (c)		2,257	2,156
			3,233

TOTAL TELECOMMUNICATION SERVICES			7,251

UTILITIES - 1.0%
Independent Power and Renewable Electricity Producers - 1.0%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (c)		80,131	80,006
TOTAL BANK LOAN OBLIGATIONS
(Cost $150,169)			147,723

Sovereign Loan Participations - 0.1%
Indonesian Republic loan participation:
Citibank 1.5625% 12/14/19 (c)		3,102	3,040
Goldman Sachs 1.56% 12/14/19 (c)		2,842	2,785
Mizuho 1.5625% 12/14/19 (c)		2,031	1,990
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $7,435)			7,815
		Shares	Value (000s)

Fixed-Income Funds - 6.0%
Fidelity Floating Rate Central Fund (t)
(Cost $527,385)		5,137,559	502,145
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 3.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (b)(e)		7,335	7,569
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (e)		7,965	6,793
FINANCIALS - 3.1%
Banks - 2.5%
Banco Do Brasil SA 9% (b)(c)(e)		5,945	4,279
Bank of America Corp.:
5.125% (c)(e)		10,690	10,261
5.2% (c)(e)		23,520	22,046
6.25% (c)(e)		7,170	7,059
8% (c)(e)		3,065	3,042
8.125% (c)(e)		2,245	2,280
Barclays Bank PLC 7.625% 11/21/22		8,780	9,682
Citigroup, Inc.:
5.8% (c)(e)		8,960	8,767
5.9% (c)(e)		13,975	13,835
5.95% (c)(e)		25,260	24,592
6.3% (c)(e)		2,145	2,111
JPMorgan Chase & Co.:
5% (c)(e)		12,930	12,510
5.3% (c)(e)		6,510	6,670
6% (c)(e)		23,845	24,236
6.125% (c)(e)		5,990	6,287
6.75% (c)(e)		3,295	3,655
Wells Fargo & Co.:
5.875% (c)(e)		19,480	21,138
5.9% (c)(e)		24,365	25,117
7.98% (c)(e)		2,035	2,114
			209,681
Capital Markets - 0.4%
Bank of Scotland 7.281% (c)(e)	GBP	2,450	4,054
Goldman Sachs Group, Inc.:
5.375% (c)(e)		5,420	5,358
5.7% (c)(e)		13,704	13,703
Morgan Stanley 5.55% (c)(e)		6,545	6,529
			29,644
Diversified Financial Services - 0.1%
Credit Agricole SA 8.125% (b)(c)(e)		6,020	6,017
Magnesita Finance Ltd.:
8.625% (b)(e)		2,895	1,724
8.625% (Reg. S) (e)		380	226
			7,967
Insurance - 0.1%
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(e)	EUR	2,400	2,630
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (c)(e)	EUR	3,650	3,982
Society of Lloyd's 7.421% (c)(e)	GBP	2,906	4,535
			11,147

TOTAL FINANCIALS			258,439

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(e)		19,155	8,154
7.5% (Reg. S) (e)		250	106
			8,260
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (e)		8,800	3,447
TOTAL PREFERRED SECURITIES
(Cost $301,117)			284,508
		Shares	Value (000s)

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.39% (u)		331,191,822	331,192
Fidelity Securities Lending Cash Central Fund, 0.42% (u)(v)		151,800	152
TOTAL MONEY MARKET FUNDS
(Cost $331,344)			331,344
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $8,375,755)			8,288,851
NET OTHER ASSETS (LIABILITIES) - 0.3%			23,964
NET ASSETS - 100%			$8,312,815

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
157 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2016	34,344	$0
293 CBOT Ultra Long Term U.S. Treasury Note Contracts (United States)	June 2016	50,552	(323)
TOTAL FUTURES CONTRACTS			$(323)

The face value of futures purchased as a percentage of Net Assets is 1%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Jun. 2018	$ 7,400	3-month LIBOR	1.25%	$(20)	$0	$(20)
LCH	Jun. 2021	4,300	3-month LIBOR	2%	(42)	0	(42)
LCH	Jun. 2026	3,200	3-month LIBOR	2.25%	(43)	0	(43)
LCH	Jun. 2046	9,350	3-month LIBOR	2.5%	(161)	0	(161)

TOTAL INTEREST RATE SWAPS					$(266)	$0	$(266)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

COP – Colombian peso

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,643,731,000 or 19.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,876,000.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,624,000.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Quantity represents share amount.

 (m) Non-income producing

 (n) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,268,000 or 0.2% of net assets.

 (p) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (q) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (r) Security or a portion of the security is on loan at period end.

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (v) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$62
Ovation Acquisition I LLC	12/23/15	$14
Station Holdco LLC	6/17/11 - 3/15/12	$5,096
Station Holdco LLC	4/1/13	$44
Station Holdco LLC unit	3/12/13 - 4/1/13	$4
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$15,269
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,887

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$319
Fidelity Floating Rate Central Fund	6,692
Fidelity Securities Lending Cash Central Fund	4
Total	$7,015

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$503,366	$--	$1,002	$502,145	35.0%
Total	$503,366	$--	$1,002	$502,145

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$139,117	$112,740	$294	$26,083
Consumer Staples	5,973	5,373	103	497
Energy	1,785	1,785	--	--
Financials	16,758	16,758	--	--
Health Care	75,873	74,314	--	1,559
Industrials	43,064	38,426	--	4,638
Information Technology	123,457	123,457	--	--
Materials	4,086	3,534	--	552
Telecommunication Services	10,452	10,452	--	--
Utilities	287	287	--	--
Corporate Bonds	3,719,668	--	3,718,898	770
U.S. Government and Government Agency Obligations	1,164,280	--	1,164,280	--
U.S. Government Agency - Mortgage Securities	86,959	--	86,959	--
Collateralized Mortgage Obligations	292,695	--	292,695	--
Commercial Mortgage Securities	84,757	--	84,757	--
Foreign Government and Government Agency Obligations	1,242,413	--	1,236,352	6,061
Supranational Obligations	3,692	--	3,692	--
Bank Loan Obligations	147,723	--	140,476	7,247
Sovereign Loan Participations	7,815	--	--	7,815
Fixed-Income Funds	502,145	502,145	--	--
Preferred Securities	284,508	--	284,508	--
Money Market Funds	331,344	331,344	--	--
Total Investments in Securities:	$8,288,851	$1,220,615	$7,013,014	$55,222
Derivative Instruments:
Liabilities
Futures Contracts	$(323)	$(323)	$--	$--
Swaps	(266)	--	(266)	--
Total Liabilities	$(589)	$(323)	$(266)	$--
Total Derivative Instruments:	$(589)	$(323)	$(266)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $8,349,229,000. Net unrealized depreciation aggregated $60,378,000, of which $347,032,000 related to appreciated investment securities and $407,410,000 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016